COLT 2024-4 Mortgage Loan Trust ABS-15G

Exhibit 99.24

Client Name:		Hudson Advisors
Client Project Name:		COLT 2024-4
Start - End Dates:		2/9/2024 - 4/10/2024
Deal Loan Count:		18

Loan Level Tape Compare Upload

Loans in Report		18
Loan Number	Deal ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	4350107392	(No Data)	Original Appraised Value	XXXX	XXXX
XXXX	4350107392	(No Data)	Origination Date	XXXX	XXXX
XXXX	4350107388	XXXX	Origination Date	XXXX	XXXX
XXXX	4350107390	XXXX	Origination Date	XXXX	XXXX
XXXX	4350107394	XXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	4350107395	XXXX	Original Appraised Value	XXXX	XXXX
XXXX	4350107387	(No Data)	Origination Date	XXXX	XXXX
XXXX	4350107387	(No Data)	Representative Credit Score for Grading	XXXX	XXXX
XXXX	4350107391	XXXX	Original Appraised Value	XXXX	XXXX
XXXX	4350107391	XXXX	Origination Date	XXXX	XXXX
XXXX	4350107391	XXXX	Product Type	XXXX	XXXX
XXXX	4350107399	XXXX	Cash Reserves	XXXX	XXXX
XXXX	4350107399	XXXX	Months Reserves	XXXX	XXXX
XXXX	4350107398	(No Data)	Cash Reserves	XXXX	XXXX
XXXX	4350107398	(No Data)	Months Reserves	XXXX	XXXX
XXXX	4350107397	XXXX	Total Cash Out	XXXX	XXXX
XXXX	4350107396	XXXX	Disbursement Date	XXXX	XXXX
XXXX	4350107396	XXXX	Total Cash Out	XXXX	XXXX
XXXX	4350107401	XXXX	Disbursement Date	XXXX	XXXX
XXXX	4350107401	XXXX	Total Cash Out	XXXX	XXXX
XXXX	4350107403	(No Data)	Total Cash Out	XXXX	XXXX
XXXX	4350107404	(No Data)	Credit Report Date	XXXX	XXXX
XXXX	4350107404	(No Data)	Product Type	XXXX	XXXX
XXXX	4350107402	(No Data)	Product Type	XXXX	XXXX
XXXX	4350107402	(No Data)	Total Cash Out	XXXX	XXXX

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